Amortization and Depreciation - Summary of Amortization and Depreciation Expenses (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024
Disclosure Of Property Plant And Equipment [Line Items]
Amortization of intangible assets	$ 5,540	$ 4,033	$ 15,179	$ 11,147	$ 15,511
Amortization of right-of-use assets	276	85	610	255
Depreciation of Property, plant & equipment	313	320	942	887
Total	$ 6,129	$ 4,438	$ 16,731	$ 12,289